Long Term Deposits and Other Assets	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LONG TERM DEPOSITS AND OTHER ASSETS
10.	Long term deposits and other Assets

Long term deposits and other assets consist of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Rent deposits	392	572	88
Advertising deposits	2,369	810	124
Long term deposits and other assets	2,761	1,382	212